Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Operating Expenses
General and administrative	$ 11,119	$ 73,103	$ 126,399	$ 80,289
Professional fees	192,829	795,146	2,069,876	268,620
Market and regulation costs	37,593	13,331	170,441	132,221
Compensation	140,944	168,963	612,735	396,321
Amortization and depreciation	107,595	94,844	379,887	283,295
Research and development	61,261	127,589	302,808	106,378
Total operating expense	551,341	1,272,976	3,662,146	1,267,124
Operating loss	(551,341)	(1,272,976)	(3,662,146)	(1,267,124)
Other income (expense)
Interest income	452	166	1,554	4,562
Interest expense	(414,844)	(4,800)	(65,316)	(43,342)
Loss on fair value of warrant derivative liability	(23,891)
Foreign currency transaction loss	(40,707)	(6,665)	(47,842)	(5,878)
Total other income (expense)	(478,990)	(11,299)	(31,341)	135,315
Net loss before income tax	(1,030,331)	(1,284,275)	(3,693,487)	(1,131,809)
Provision for income tax
Net loss after income tax	(1,030,331)	(1,284,275)	(3,693,487)	(1,131,809)
Other comprehensive income (loss)
Foreign currency translation gain (loss)	13,373	21,008	23,151	(31,054)
Total other comprehensive income (loss)	13,373	21,008	23,151	(31,054)
Net comprehensive loss	$ (1,016,958)	$ (1,263,267)	(3,670,336)	(1,162,863)
Net loss per common share, basic and diluted	$ (0.01)	$ (0.01)
Weighted average number of common shares outstanding, basic and diluted	140,499,144	127,025,260
Other income			75,263	209,727
Gain on debt settlement			5,000
Impairment of intangible asset	$ 0	$ 0		(9,171)
Unrealized loss on investment				(15,349)
Loss on disposal of fixed asset				$ (5,234)
Net loss per common share, basic and diluted			$ (0.03)	$ (0.01)
Weighted average number of common shares outstanding, basic and diluted			137,655,505	129,096,608